Supplement Dated May 1, 2011

To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Account JF-A

Ensemble Exec 2006	Ensemble Protector
Ensemble Exec	Ensemble II
Ensemble Accumulator	Ensemble III

Lincoln Life Flexible Premium Variable Account JF-C

Ensemble SL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B

Ensemble II NY

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has made changes to the Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund for comprehensive information on the underlying funds.

The following information amends the “Funds” section of your prospectus:

Delaware VIP® Trust, advised by Delaware Management Company.*

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.*

•                  LVIP Protected Profile 2010 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2010 Profile Fund

•                  LVIP Protected Profile 2020 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2020 Profile Fund.

•                  LVIP Protected Profile 2030 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2030 Profile Fund.

•                  LVIP Protected Profile 2040 Fund (Standard Class): Total return.
Name changed from LVIP Wilshire 2040 Profile Fund.

•                  LVIP Conservative Profile Fund (Standard Class): Current income.
Name changed from LVIP Wilshire Conservative Profile Fund.

•                  LVIP Moderate Profile Fund (Standard Class): Growth and income.
Name changed from LVIP Wilshire Moderate Profile Fund.

•                  LVIP Moderately Aggressive Profile Fund (Standard Class): Growth and income.
Name changed from LVIP Wilshire Moderately Aggressive Profile Fund.

* Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN

46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested.  No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.